Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Direct Digital Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001880613
Entity Ex Transition Period	false